Convertible Redeemable Preferred Shares (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Issuance of Series E Preferred Shares			$ 9,000
Convertible Redeemable Preferred Shares [Member]
Balance at beginning of the year			68,862
Issuance of Series E Preferred Shares			6,300
Beneficiary conversion feature of Series E Preferred Shares			(3,258)
Change in redemption value			6,956
Conversion to ordinary shares			(78,860)
Balance at end of the year